RELATED PARTY TRANSACTIONS - Fund management fees accrued (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 1,383,732	$ 1,879,519
Asset Management and Reporting Fee	281,640	331,296
Fund Management Fee net of Asset Management and Reporting Fee	1,102,092	1,548,223
Series Twenty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	7,869
Asset Management and Reporting Fee	0	500
Fund Management Fee net of Asset Management and Reporting Fee	0	7,369
Series Twenty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0	0
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	19,278
Asset Management and Reporting Fee	0	500
Fund Management Fee net of Asset Management and Reporting Fee	0	18,778
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	16,668
Asset Management and Reporting Fee	0	3,606
Fund Management Fee net of Asset Management and Reporting Fee	0	13,062
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	28,397	42,582
Asset Management and Reporting Fee	2,356	3,168
Fund Management Fee net of Asset Management and Reporting Fee	26,041	39,414
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0	0
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	45,474	57,423
Asset Management and Reporting Fee	1,000	1,000
Fund Management Fee net of Asset Management and Reporting Fee	44,474	56,423
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	21,000	30,540
Asset Management and Reporting Fee	6,380	12,380
Fund Management Fee net of Asset Management and Reporting Fee	14,620	18,160
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	20,112	30,732
Asset Management and Reporting Fee	2,000	2,000
Fund Management Fee net of Asset Management and Reporting Fee	18,112	28,732
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	29,040	36,875
Asset Management and Reporting Fee	4,566	7,200
Fund Management Fee net of Asset Management and Reporting Fee	24,474	29,675
Series Thirty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	23,959
Asset Management and Reporting Fee	0	5,717
Fund Management Fee net of Asset Management and Reporting Fee	0	18,242
Series Thirty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	4,308	58,154
Asset Management and Reporting Fee	70,826	1,500
Fund Management Fee net of Asset Management and Reporting Fee	(66,518)	56,654
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	74,518	81,469
Asset Management and Reporting Fee	13,000	1,500
Fund Management Fee net of Asset Management and Reporting Fee	61,518	79,969
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	46,188	53,272
Asset Management and Reporting Fee	20,920	18,670
Fund Management Fee net of Asset Management and Reporting Fee	25,268	34,602
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	40,344	49,462
Asset Management and Reporting Fee	3,000	6,200
Fund Management Fee net of Asset Management and Reporting Fee	37,344	43,262
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	28,735	42,612
Asset Management and Reporting Fee	3,200	13,200
Fund Management Fee net of Asset Management and Reporting Fee	25,535	29,412
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	10,650	23,960
Asset Management and Reporting Fee	0	7,910
Fund Management Fee net of Asset Management and Reporting Fee	10,650	16,050
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	13,580
Asset Management and Reporting Fee	0	8,018
Fund Management Fee net of Asset Management and Reporting Fee	0	5,562
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	22,065	67,977
Asset Management and Reporting Fee	3,000	12,000
Fund Management Fee net of Asset Management and Reporting Fee	19,065	55,977
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0	0
Series Forty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	52,310	98,288
Asset Management and Reporting Fee	7,380	9,700
Fund Management Fee net of Asset Management and Reporting Fee	44,930	88,588
Series Forty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	134,220	140,933
Asset Management and Reporting Fee	29,355	16,834
Fund Management Fee net of Asset Management and Reporting Fee	104,865	124,099
Series Forty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	92,228	104,476
Asset Management and Reporting Fee	3,460	28,996
Fund Management Fee net of Asset Management and Reporting Fee	88,768	75,480
Series Forty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	98,207	171,474
Asset Management and Reporting Fee	11,231	61,931
Fund Management Fee net of Asset Management and Reporting Fee	86,976	109,543
Series Forty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	192,805	231,302
Asset Management and Reporting Fee	28,235	33,368
Fund Management Fee net of Asset Management and Reporting Fee	164,570	197,934
Series Forty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	233,935	267,438
Asset Management and Reporting Fee	24,327	50,851
Fund Management Fee net of Asset Management and Reporting Fee	209,608	216,587
Series Forty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	209,196	209,196
Asset Management and Reporting Fee	47,404	24,547
Fund Management Fee net of Asset Management and Reporting Fee	$ 161,792	$ 184,649